ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 12, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Ashmore Funds (File Nos. 333-169226 and 811-22468)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Ashmore Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 30 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to register the offering of Class A, Class C, and Institutional Class shares of Ashmore Emerging Markets Growth Fund, a new series of the Trust.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (212) 841-8875 or, if I am unavailable, to David Sullivan at (617) 951-7362.

Sincerely,

/s/ Brendon Caione

Brendon Caione

cc:	Paul Robinson, Ashmore Investment Advisors Limited
David Sullivan, Ropes & Gray LLP
Jeremy Smith, Ropes & Gray LLP